Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom 2010 Portfolio℠
March 31, 2026
VIPF2010-NPRT1-0526
1.830288.120
Bond Funds - 56.8%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	4,343,702	39,744,871
Fidelity International Bond Index Fund (a)	971,503	8,889,256
Fidelity Long-Term Treasury Bond Index Fund (a)	394,703	3,631,269
VIP High Income Portfolio - Initial Class (a)	188,470	921,620
VIP Investment Grade Bond II Portfolio - Initial Class (a)	8,264,593	78,265,696
TOTAL BOND FUNDS (Cost $137,305,330)		131,452,712

Domestic Equity Funds - 14.9%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	108,578	6,090,115
VIP Equity-Income Portfolio - Initial Class (a)	160,915	4,848,366
VIP Growth & Income Portfolio - Initial Class (a)	204,720	6,710,733
VIP Growth Portfolio - Initial Class (a)	109,731	10,146,823
VIP Mid Cap Portfolio - Initial Class (a)	39,729	1,552,223
VIP Value Portfolio - Initial Class (a)	172,330	3,419,026
VIP Value Strategies Portfolio - Initial Class (a)	100,375	1,699,347
TOTAL DOMESTIC EQUITY FUNDS (Cost $25,134,119)		34,466,633

International Equity Funds - 16.7%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	795,733	12,930,668
VIP Overseas Portfolio - Initial Class (a)	972,997	25,657,939
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $28,778,371)		38,588,607

Money Market Funds - 11.6%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $26,920,604)	3.47	26,920,604	26,920,604

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $218,138,424)	231,428,556
NET OTHER ASSETS (LIABILITIES) - 0.0%	(43,808)
NET ASSETS - 100.0%	231,384,748

Legend

(a)	Affiliated fund.
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	40,035,555	2,071,896	2,487,491	-	(13,427)	138,338	39,744,871	4,343,702
Fidelity International Bond Index Fund	8,493,726	755,307	334,466	-	(2,008)	(23,303)	8,889,256	971,503
Fidelity Long-Term Treasury Bond Index Fund	7,618,630	102,094	4,058,716	51,395	(565,784)	535,045	3,631,269	394,703
VIP Contrafund Portfolio - Initial Class	5,766,495	929,540	222,806	62,243	(3,337)	(379,777)	6,090,115	108,578
VIP Emerging Markets Portfolio - Initial Class	11,201,508	2,145,008	653,916	193,500	134,175	103,893	12,930,668	795,733
VIP Equity-Income Portfolio - Initial Class	4,674,873	349,754	290,273	41,776	6,355	107,657	4,848,366	160,915
VIP Government Money Market Portfolio - Initial Class	30,653,035	614,312	4,346,743	257,256	-	-	26,920,604	26,920,604
VIP Growth & Income Portfolio - Initial Class	6,418,642	725,221	319,078	77,366	2,896	(116,948)	6,710,733	204,720
VIP Growth Portfolio - Initial Class	9,565,227	1,491,233	369,299	-	(7,027)	(533,311)	10,146,823	109,731
VIP High Income Portfolio - Initial Class	959,845	26,664	66,887	-	1,921	77	921,620	188,470
VIP Investment Grade Bond II Portfolio - Initial Class	85,734,683	1,038,211	8,547,572	26,777	(414,767)	455,141	78,265,696	8,264,593
VIP Mid Cap Portfolio - Initial Class	1,467,123	141,255	119,372	10,899	4,812	58,405	1,552,223	39,729
VIP Overseas Portfolio - Initial Class	22,327,554	5,294,692	855,410	357,104	(21,240)	(1,087,657)	25,657,939	972,997
VIP Value Portfolio - Initial Class	3,265,482	269,156	213,376	36,120	6,837	90,927	3,419,026	172,330
VIP Value Strategies Portfolio - Initial Class	1,617,681	141,410	165,244	-	11,725	93,775	1,699,347	100,375
	239,800,059	16,095,753	23,050,649	1,114,436	(858,869)	(557,738)	231,428,556

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.